UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08548

Investment Company Act File Number

Large-Cap Value Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

March 31, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Large-Cap Value Portfolio

March 31, 2012

Portfolio of Investments (Unaudited)

Common Stocks — 98.5%

	N(000.000.000	N(000.000.000
Security	Shares	Value
Aerospace & Defense — 3.9%
Boeing Co. (The)	1,750,000	$130,147,500
General Dynamics Corp.	825,000	60,538,500
Honeywell International, Inc.	1,100,000	67,155,000
United Technologies Corp.	2,500,000	207,350,000

		$465,191,000

Auto Components — 0.6%
Johnson Controls, Inc.	2,000,000	$64,960,000

		$64,960,000

Automobiles — 0.8%
Ford Motor Co.(1)	7,250,000	$90,552,500

		$90,552,500

Biotechnology — 1.3%
Amgen, Inc.	1,350,000	$91,786,500
Gilead Sciences, Inc.(2)	1,275,000	62,283,750

		$154,070,250

Capital Markets — 2.3%
Ameriprise Financial, Inc.	1,500,000	$85,695,000
Goldman Sachs Group, Inc. (The)	950,000	118,151,500
State Street Corp.	1,500,000	68,250,000

		$272,096,500

Chemicals — 0.5%
Air Products and Chemicals, Inc.(1)	650,000	$59,670,000

		$59,670,000

Commercial Banks — 7.4%
Fifth Third Bancorp(1)	6,150,000	$86,407,500
KeyCorp	10,350,000	87,975,000
PNC Financial Services Group, Inc.	2,500,000	161,225,000
Regions Financial Corp.	12,500,000	82,375,000
U.S. Bancorp(1)	3,500,000	110,880,000
Wells Fargo & Co.	10,200,000	348,228,000

		$877,090,500

Computers & Peripherals — 3.8%
Apple, Inc.(2)	570,000	$341,697,900
Hewlett-Packard Co.	4,250,000	101,277,500

		$442,975,400

	N(000.000.000	N(000.000.000
Security	Shares	Value
Consumer Finance — 2.0%
American Express Co.	4,150,000	$240,119,000

		$240,119,000

Diversified Financial Services — 4.9%
Citigroup, Inc.(1)	6,250,000	$228,437,500
JPMorgan Chase & Co.	7,600,000	349,448,000

		$577,885,500

Diversified Telecommunication Services — 3.2%
AT&T, Inc.(1)	8,500,000	$265,455,000
CenturyLink, Inc.(1)	2,900,000	112,085,000

		$377,540,000

Electric Utilities — 2.0%
American Electric Power Co., Inc.	3,000,000	$115,740,000
PPL Corp.(1)	4,250,000	120,105,000

		$235,845,000

Food & Staples Retailing — 2.1%
CVS Caremark Corp.	5,500,000	$246,400,000

		$246,400,000

Food Products — 2.9%
Kraft Foods, Inc., Class A	3,500,000	$133,035,000
Nestle SA	1,450,000	91,229,004
Unilever NV - NY Shares	3,500,000	119,105,000

		$343,369,004

Health Care Equipment & Supplies — 1.1%
Covidien PLC	2,400,000	$131,232,000

		$131,232,000

Health Care Providers & Services — 3.1%
Humana, Inc.(1)	800,000	$73,984,000
UnitedHealth Group, Inc.	5,000,000	294,700,000

		$368,684,000

Industrial Conglomerates — 2.9%
General Electric Co.	16,750,000	$336,172,500

		$336,172,500

Insurance — 5.5%
ACE, Ltd.(1)	1,750,000	$128,100,000
MetLife, Inc.	3,400,000	126,990,000
Prudential Financial, Inc.	2,000,000	126,780,000
Travelers Companies, Inc. (The)(1)	2,450,000	145,040,000

	N(000.000.000	N(000.000.000
Security	Shares	Value
XL Group PLC	5,500,000	119,295,000

		$646,205,000

IT Services — 1.7%
International Business Machines Corp.	950,000	$198,217,500

		$198,217,500

Life Sciences Tools & Services — 0.8%
Thermo Fisher Scientific, Inc.	1,600,000	$90,208,000

		$90,208,000

Machinery — 1.3%
Deere & Co.(1)	1,050,000	$84,945,000
PACCAR, Inc.(1)	1,500,000	70,245,000

		$155,190,000

Media — 3.8%
Comcast Corp., Class A(1)	4,000,000	$120,040,000
Time Warner, Inc.	1,750,000	66,062,500
Walt Disney Co. (The)	5,850,000	256,113,000

		$442,215,500

Metals & Mining — 2.1%
BHP Billiton, Ltd. ADR(1)	1,750,000	$126,700,000
Freeport-McMoRan Copper & Gold, Inc.	3,250,000	123,630,000

		$250,330,000

Multi-Utilities — 2.9%
PG&E Corp.(1)	1,500,000	$65,115,000
Public Service Enterprise Group, Inc.(1)	3,750,000	114,787,500
Sempra Energy	2,700,000	161,892,000

		$341,794,500

Multiline Retail — 1.6%
Macy’s, Inc.	2,500,000	$99,325,000
Target Corp.(1)	1,500,000	87,405,000

		$186,730,000

Oil, Gas & Consumable Fuels — 11.3%
Anadarko Petroleum Corp.	750,000	$58,755,000
Apache Corp.	600,000	60,264,000
Chevron Corp.	3,000,000	321,720,000
ConocoPhillips(1)	2,450,000	186,224,500
Exxon Mobil Corp.(1)	3,000,000	260,190,000
Hess Corp.	1,750,000	103,162,500
Marathon Oil Corp.(1)	1,850,000	58,645,000
Occidental Petroleum Corp.	2,500,000	238,075,000
Peabody Energy Corp.	1,600,000	46,336,000

		$1,333,372,000

	N(000.000.000	N(000.000.000
Security	Shares	Value
Pharmaceuticals — 8.0%
Johnson & Johnson(1)	4,900,000	$323,204,000
Merck & Co., Inc.	7,000,000	268,800,000
Pfizer, Inc.	15,250,000	345,565,000

		$937,569,000

Real Estate Investment Trusts (REITs) — 3.6%
AvalonBay Communities, Inc.	1,000,000	$141,350,000
Boston Properties, Inc.	1,350,000	141,736,500
Simon Property Group, Inc.	1,000,000	145,680,000

		$428,766,500

Road & Rail — 2.0%
Union Pacific Corp.	2,200,000	$236,456,000

		$236,456,000

Software — 4.3%
Microsoft Corp.	7,750,000	$249,937,500
Oracle Corp.	9,000,000	262,440,000

		$512,377,500

Specialty Retail — 2.7%
Bed Bath & Beyond, Inc.(2)	1,000,000	$65,770,000
TJX Companies, Inc. (The)	6,250,000	248,187,500

		$313,957,500

Tobacco — 1.1%
Philip Morris International, Inc.(1)	1,500,000	$132,915,000

		$132,915,000

Wireless Telecommunication Services — 1.0%
Vodafone Group PLC ADR(1)	4,250,000	$117,597,500

		$117,597,500

Total Common Stocks (identified cost $8,668,288,024)		$11,607,754,654

Short-Term Investments — 2.7%

	N(000.000.000	N(000.000.000
Description	Interest (000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.07%(3)(4)	$203,052	$203,052,257
Eaton Vance Cash Reserves Fund, LLC, 0.09%(4)	109,441	109,441,201

Total Short-Term Investments (identified cost $312,493,458)		$312,493,458

N(000.000.000
Total Investments — 101.2% (identified cost $8,980,781,482)	$11,920,248,112

Other Assets, Less Liabilities — (1.2)%	$(138,677,094)

Net Assets — 100.0%	$11,781,571,018

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR - American Depositary Receipt

(1)	All or a portion of this security was on loan at March 31, 2012.

(2)	Non-income producing security.

(3)	The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at March 31, 2012. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. As of March 31, 2012, the Portfolio loaned securities having a market value of $200,058,423 and received $203,052,257 of cash collateral for the loans.

(4)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2012. Income earned from investments in the Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2012 were $44,357 and $18,507, respectively.

The Portfolio did not have any open financial instruments at March 31, 2012.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2012, as determined on a federal income tax basis, were as follows:

N(000.000.000
Aggregate cost	$9,136,880,756

Gross unrealized appreciation	$2,822,491,972
Gross unrealized depreciation	(39,124,616)

Net unrealized appreciation	$2,783,367,356

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 —	quoted prices in active markets for identical investments

• Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 —	significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	N(000.000.000	N(000.000.000		N(000.000.000	N(000.000.000
Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$1,098,415,500	$—		$—	$1,098,415,500
Consumer Staples	631,455,000	91,229,004		—	722,684,004
Energy	1,333,372,000	—		—	1,333,372,000
Financials	3,042,163,000	—		—	3,042,163,000
Health Care	1,681,763,250	—		—	1,681,763,250
Industrials	1,193,009,500	—		—	1,193,009,500
Information Technology	1,153,570,400	—		—	1,153,570,400
Materials	310,000,000	—		—	310,000,000
Telecommunication Services	495,137,500	—		—	495,137,500
Utilities	577,639,500	—		—	577,639,500

Total Common Stocks	$11,516,525,650	$91,229,004	*	$—	$11,607,754,654

Short-Term Investments	$—	$312,493,458		$—	$312,493,458

Total Investments	$11,516,525,650	$403,722,462		$—	$11,920,248,112

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2011 whose fair value was determined using Level 3 inputs. At March 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Large-Cap Value Portfolio

By:	/s/ Michael R. Mach
Michael R. Mach
President

Date:	May 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael R. Mach
Michael R. Mach
President

Date:	May 25, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	May 25, 2012